Schedule of Deferred Share Units (Details)			3 Months Ended	6 Months Ended				12 Months Ended						18 Months Ended
		Apr. 21, 2020	Mar. 31, 2022 $ / shares shares	Dec. 31, 2020 $ / shares shares		Dec. 31, 2020 $ / shares shares		Dec. 31, 2021 $ / shares shares		Jun. 30, 2020 $ / shares shares		Jun. 30, 2020 $ / shares shares		Jun. 30, 2020 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance			576,000	600,000		600,000		988,990
Weighted average grant date fair value per share, Unvested, Beginning balance | (per share)			$ 0.62	$ 0.40				$ 0.39
Number of shares, Granted			500,000	388,990	[1],[2]	388,990	[1],[2]	1,348,434	[3],[4]	600,000	[3],[4]	600,000	[3],[4]
Weighted average grant date fair value per share, Granted | $ / shares			$ 0.31			$ 0.39	[1],[2]	$ 0.38	[3],[4]			$ 0.40	[3],[4]
Number of shares, Vested			(500,000)					(1,516,299)	[3],[4]		[3],[4]		[3],[4]
Weighted average grant date fair value per share, vested | $ / shares			$ 0.31					$ 0.41
Number of shares, Unvested, Ending balance			576,000	988,990		988,990		576,000		600,000		600,000		600,000
Weighted average grant date fair value per share, Unvested, Ending balance | (per share)			$ 0.62			$ 0.39		$ 0.62		$ 0.40
Deferred Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value per share, Unvested, Beginning balance | $ / shares			1.03			1.03		1.03	[5]
Weighted average grant date fair value per share, Granted | $ / shares	[6]											1.03
Weighted average grant date fair value per share, vested | $ / shares			1.03 [7]					1.03						$ 0.65
Weighted average grant date fair value per share, Unvested, Ending balance | $ / shares			$ 1.03			$ 1.03	[5]	$ 1.03				$ 1.03		$ 1.03
Deferred Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance			5,625,000	7,500,000		7,500,000		7,500,000	[5]
Number of shares, Granted	[6]									7,500,000		7,500,000
Number of shares, Vested	[7]		(625,000)					(1,875,000)
Number of shares, Unvested, Ending balance			5,000,000	7,500,000	[5]	7,500,000	[5]	5,625,000		7,500,000		7,500,000		7,500,000
Grant date and expire in deferred share units		5 years

[1]	On December 6, 2020, the Company granted 220,990 RSUs to a consultant of the Company. The RSUs vest in one sixth increments per month. The vesting of these RSUs resulted in stock-based compensation of $58,740 for the year ended December 31, 2021, and $29,304 for the six months ended December 31, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On November 16, 2020, the Company granted 168,000 RSUs to certain directors of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs resulted in stock-based compensation of $30,510 for the year ended December 31, 2021, and $3,998 for the six months ended December 31, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[3]	On April 14, 2020, the Company granted 400,000 RSUs to a certain officer of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs resulted in stock-based compensation of $71,829 for the year ended December 31, 2021, $55,135 for the six months ended December 31, 2020, and $23,073 for the year ended June 30, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[4]	On April 20, 2020, the Company granted 200,000 RSUs to a certain director of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs resulted in stock-based compensation of $24,659 for the year ended December 31, 2021, $18,703 for the six months ended December 31, 2020, and $7,217 for the year ended June 30, 2020, which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[5]	On April 21, 2020, the Company granted
[6]	On April 21, 2020, the Company granted 7,500,000 DSUs. The DSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. During the year ended December 31, 2021, the Company recognized $421,284 stock-based compensation related to the DSUs (six months ended December 31, 2020 - $560,461 and the year ended June 30, 2020 - $549,664), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss. The fair value at December 31, 2021 was $1,531,409.
[7]	On March 31, 2022, the Board approved the early vesting of 625,000 DSUs for one of the Company’s Directors